Sirius S&P Strategic Large-Cap Allocation Fund
Sirius S&P Strategic Large-Cap Allocation Fund
INVESTMENT OBJECTIVES
The Sirius S&P Strategic Large-Cap Allocation Fund seeks long term growth and preservation of capital through investment in large cap equity and market index funds.
Current income is a secondary investment objective.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Sirius S&P Strategic Large-Cap Allocation Fund
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Sirius S&P Strategic Large-Cap Allocation Fund
Management Fees	[1]	1.20%
Distribution and/or Service (12b-1) Fees	[1]	0.25%
Other Expenses	[1]	0.71%
Acquired Fund Fees and Expenses	[1][2]	0.06%
Total Annual Fund Operating Expenses	[1]	2.22%
Fee Waiver and/or Expense Limitation	[1][3]	0.31%
Net Annual Fund Operating Expenses	[1]	1.91%
[1]	Since the Fund is newly organized, "Other Expenses" are based on estimated expenses for the current fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. Since the Fund is newly organized, "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.60% of the average daily net assets of the Fund through August 31, 2015. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

Example.
This example shows you the expenses you may pay over time by investing in the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:
•	You invest $10,000 in the Fund for the periods shown;
•	You reinvest all dividends and distributions;
•	You redeem all of your shares at the end of those periods;
•	You earn a 5% return each year;
•	The Fund's operating expenses remain the same; and
•	The Expense Limitation Agreement will remain in effect for only the contractual period of one year.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

Expense Example - (USD $)	1 Year	3 Years
Sirius S&P Strategic Large-Cap Allocation Fund	194	664

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, Sirius Funds Advisors, Inc. (the "Advisor"), seeks to achieve the Fund's investment objectives of growth and preservation of capital by investing primarily in exchange-traded funds ("ETFs") and secondarily in mutual funds. The Fund is a "fund of funds," which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes , in ETFs and mutual funds that hold securities in the S&P 500 Index and large cap S&P sectors.
The Advisor will vary the Fund's portfolio composition based upon the Advisor's assessment of anticipated market direction in an attempt to outperform the S&P 500 Index. The Fund will invest in S&P 500 and large cap S&P sector ETFs and mutual funds; ETFs comprised of various sectors within the S&P 500 and open-end equity mutual funds holding predominately securities in the S&P 500 index. Any open end mutual funds in which the Fund will invest will be limited to no load and institutional class shares.

The Fund may also short ETFs and may use leverage when investing in traditional un-leveraged ETFs through short-selling . As opposed to taking long positions  in which an investor seeks to profit from increases in the price of a security, short selling (or "selling short") is a technique  used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying the identical security back at a later date to return to that  third party. The basic principle of short selling is that one can profit by selling a security now at a high price and later buying it back at a lower price. The short seller hopes to profit from a decline in the price of the security between the sale and the repurchase, as the seller will pay less to buy the security than it received on selling the security. In addition to the use of short sales, the Fund may engage in borrowing through the use of margin when investing in traditional un-leveraged ETFs.

Underling funds in which the Fund invests may have long or short strategies. Some ETFs which may be used by the Fund have investment strategies that are designed to have a larger volatility than its underlying index, through  the use of leverage and hedging strategies within the ETF itself. It is anticipated that the Fund will invest directly in leveraged ETFs to a limited extent under normal market conditions (0-5% of the Fund's net assets).

During periods of anticipated market growth, the Fund will seek to invest in one or more underlying funds with long strategies. The Fund may use leverage in these positions when investing in un-leveraged ETFs. During periods of anticipated market stagnation or decline, the Fund may purchase one or more underlying funds with short investment strategies that short the S&P 500 Index and large cap S&P sectors or may short S&P 500 and large cap S&P sector ETFs. The Fund may use leverage in these positions when shorting un-leveraged ETFs. A portion of the Fund may be in cash and cash equivalents awaiting investment opportunities. The Advisor may increase the level of cash and cash equivalents and money market funds to preserve capital.  Although turnover is anticipated be low to moderate during less volatile market periods, during anticipated transition periods at market tops or bottoms, the Fund may trade more actively to change the Fund's portfolio allocation.
The Advisor uses a self-developed process to determine market conditions and to assist in executing the Fund's investment strategy, and a self-developed screening process to select underlying Funds in which to invest the Fund's assets.  The processes include macroeconomic analysis, market timing analysis, relative valuation analysis of sectors within the S&P 500, analysis of asset allocations, anticipated total returns, and risk data.
The Advisor will sell an underlying fund when the Advisor believes it has identified a more attractive investment opportunity or when the Advisor, through its self-developed process, believes a portfolio rebalancing is desirable for the Fund.  Portfolio turnover will not be a limiting factor in making investment decisions.
The Fund's investment policy may be changed without shareholder approval upon sixty (60) days' prior written notice to shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objectives.  Generally, the Fund will be subject to the following principal risks:
Fund of Funds Risk. The Fund is a "fund of funds." The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses. The Fund's performance depends in part upon the performance of the investment advisor to each underlying fund, the strategies and instruments used by the underlying funds, and the Advisor's ability to select underlying funds and effectively allocate Fund assets among them.
ETF Risk. The value of a Fund's investment in ETFs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.
Leverage Risk.  The Fund and the underlying funds held by the Fund may utilize leverage.  The use of leverage may exaggerate changes in the Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments may be more volatile (due to amplification of gains and losses resulting from the use of leverage) and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by an underlying fund as a result of the use of leverage could adversely affect the Fund's net asset value and an investor could incur a loss in their investment in the Fund.  Further, the Fund's direct use of leverage could also adversely affect the Fund's net asset value and an  investor could incur a loss in their investment in the Fund. Borrowing also leads to additional interest expense and other fees that increase the Fund's expenses.  The use of margin borrowing exposes the Fund to additional levels of risk including (i) greater losses from investments than would otherwise have been the case has the Fund not borrowed to make the investments, (ii) margin calls or changes in margin requirements may force premature liquidations of investment positions and (iii) losses on investments where th investment fails to earn a return that equals or exceeds the Fund's cost of leverage related to such investments.  In case of a sudden, precipitous drop in value of the Fund's assets, the Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Fund.

Long/Short Risk.  There is no guarantee that the returns on the Fund's long or short, if any, positions will produce positive returns, and the Fund could lose money if either or both positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, as a result, suffer losses that exceed the amount invested in those assets.

Short Sales Risk. The Fund may short individual ETFs or mutual funds. The underlying funds held by the Fund may sell securities short. A short sale is a transaction in which the Fund or the underlying funds sell a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund or the underlying funds under must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund or the underlying funds sold the security.
General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its underlying funds. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Tracking Risks.  Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.
Portfolio Turnover Risk.  The Advisor will sell underlying funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Cash Position Risk. The ability of the Fund to meet its objectives may be limited to the extent that it holds assets in cash or otherwise uninvested.
Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became registered an investment advisor with the SEC in 2014. The Advisor does not have previous experience managing an investment company registered under the 1940 Act.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing registered investment company may limit its effectiveness.  The experience of the portfolio manager is discussed in "Management of the Fund – Investment Advisor."
New Fund Risk.  The Fund was formed in 2014.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION
Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.  Interim information on the Fund's results can be obtained by visiting www.ncfunds.com /fundsearch/ .